CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net income (loss)	$ 10,431	$ (22,901)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	64,337	67,940
Amortization of deferred dry-docking costs	5,206	4,492
Amortization of loan fees	2,140	2,074
Change in fair value of derivative instruments	(649)	(1,483)
Loss on sale of vessels	0	364
Payments for dry-docking	(4,742)	(11,114)
(Increase) Decrease in:
Accounts receivables	3,555	(8,666)
Inventories	2,927	(1,972)
Prepaid insurance and other	(563)	(1,369)
Capitalized voyage expenses	(105)	(525)
Increase (Decrease) in:
Payables	(2,801)	869
Accrued liabilities	(113)	11,095
Unearned revenue	4,981	(113)
Net Cash provided by Operating Activities	84,604	38,691
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(31,914)	(10,473)
Vessel acquisitions and/or improvements	(930)	(629)
Proceeds from sale of vessel	0	17,520
Net Cash (used in) provided by Investing Activities	(32,844)	6,418
Cash Flows from Financing Activities:
Proceeds from long-term debt	204,416	255,050
Financing costs	(1,309)	(3,044)
Payments of long-term debt	(268,878)	(333,866)
Sale of treasury stock, net	0	3,571
Proceeds from stock issuance program, net	871	0
Proceeds from preferred stock issuance, net	0	130,553
Cash dividends	(24,800)	(17,621)
Capital contribution from subsidiary to noncontrolling interest owners	10,000	0
Net Cash (used in) provided by Financing Activities	(79,700)	34,643
Net (decrease) increase in cash and cash equivalents and restricted cash	(27,940)	79,752
Cash and cash equivalents and restricted cash at beginning of period	220,526	202,673
Total Cash and cash equivalents and restricted cash at end of period	192,586	282,425
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	182,929	272,501
Restricted cash	9,657	9,924
Total Cash and cash equivalents and restricted cash at end of period	$ 192,586	$ 282,425